Bank Borrowings - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended							12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2012	Jun. 27, 2011	Jun. 27, 2011 Loan and Security Agreement [Member] Before Amendment Comerica Bank [Member]	Jun. 27, 2011 Loan and Security Agreement [Member] After Amendment Comerica Bank [Member]	Jun. 27, 2011 Comerica Credit Facility [Member]	Jun. 30, 2012 Comerica Credit Facility [Member]	Jun. 30, 2011 Comerica Credit Facility [Member]	Jun. 30, 2012 Comerica Credit Facility [Member] Maximum [Member]	Jun. 30, 2011 Comerica Credit Facility [Member] Maximum [Member]	Jun. 27, 2011 Comerica Credit Facility [Member] Minimum [Member]	Jun. 30, 2012 Comerica Credit Facility [Member] Minimum [Member]	Jun. 30, 2011 Comerica Credit Facility [Member] Minimum [Member]	Jun. 27, 2011 Comerica Credit Facility [Member] Revolving line of credit [Member]	Jun. 27, 2011 Comerica Credit Facility [Member] Term Loan [Member]	Jun. 30, 2012 Comerica Credit Facility [Member] Term Loan [Member]	Jun. 30, 2011 Comerica Credit Facility [Member] Term Loan [Member]
Debt [Line Items]
Maximum borrowing capacity under line of credit													$ 1.5
Percentage of qualified receivables					80.00%
Revolving line of credit, maturity date					Jun. 27, 2012
Revolving line of credit, interest rate					0.75%	1.00%	1.00%
Facility available to pay off existing obligation						5.0
Frequency of payment of principal and interest		36 months
Term loan maturity date	Jun. 29, 2012													Jun. 15, 2014
Line of credit facility, amount outstanding															3.3	5.0
Interest rate															4.25%	4.25%
Minimum cash balance						$ 1.0
Liquidity to debt ratio								1.50	1.50		1.00	1.00
Term of the borrowing arrangement										12 months
Extended maturity date			Jun. 30, 2012	Jul. 31, 2013